Commitments and contingencies - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) $ in Thousands	Sep. 30, 2017 USD ($)
Leases [Abstract]
Remainder of 2017	$ 201,981
2018	808,940
2019	786,429
2020	746,248
2021	659,819
Thereafter	1,464,901
Future minimum revenues receivable	$ 4,668,318